Condensed Consolidated Statements of Cash Flows - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Cash flows from operating activities:
Net (loss)/income	$ (3,016,948)	$ (61,694)	$ 157,644	$ (56,011)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	1,644,289		683,924
Amortization of right-of-use assets			9,863
Reversal for credit losses			(13)
Investment loss from equity method investment			98,938	42,988
Deferred tax liabilities			(111,949)
Defined benefit costs			8,844
Gain on bargain purchase			(1,789,560)
Amortization of Pre-completion debt discount			166,410
Changes in operating assets and liabilities:
Accounts receivable			1,034,483
Amounts due from related parties			(1,462,078)	(3,960)
Prepaid expenses and other current assets			256,614
Accounts payable			497,903
Amounts due to related parties			(380)	9,106
Operating lease liabilities			(8,843)
Accrued expenses and other current liabilities			(167,114)
Net cash used in operating activities	(1,068,796)	(30,615)	(625,314)	(7,877)
Cash flows from investing activities:
Purchase of property and equipment	(5,718)		(9,916)
Net cash paid for asset acquisition			(963,056)
Payment of investment deposit		(718,973)		(615,148)
Interest free loan to a related party	(54,957)	(79,315)	(107,112)	(191,977)
Interest free loan to third parties	(540,173)
Collection of interest free loan to a related party	89,465	26
Cash obtained from business acquisition			688,487
Net cash used in investing activities	(511,383)	(798,262)	(391,597)	(807,125)
Cash flows from financing activities:
Loans from related parties	255,613		2,283
Proceeds from issuance of ordinary shares				499,457
Payment of deferred offering costs	(529,948)		(30,480)
Proceeds from convertible loans	1,726,158	828,877	1,383,388	316,558
Net cash provided by financing activities	1,451,823	828,877	1,355,191	816,015
Effect of exchange rate changes	8,878		121,529	(1,013)
Net change in cash	(119,478)		459,809
Cash at beginning of the period	459,809
Cash at end of the period	$ 340,331		459,809
SUPPLEMENTAL DISCLOSURE OF CASH FLOW INFORMATION
Income tax paid
Interest paid			59,271
NON-CASH INVESTING AND FINANCING ACTIVITIES:
Obtaining right-of-use assets in exchange for operating lease liabilities			51,665
Issuance of ordinary shares upon conversion of convertible loans			1,218,101
Acquisition of subsidiaries through issuance of ordinary shares, pre-completion loans and contingent consideration			5,012,354
Shares issued in connection with business and asset acquisitions			3,751,172
Share issuance in exchange of receivables				1,071,174
Receivables in exchange of investment in equity method investment				$ 1,071,174